Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Term of pawn loans (in days)	90 days	90 days
Allowance on carrying value of disposition		$ 0.9	$ 0.7
Guarantee period (in days)		30 days
Return allowance		0.3	0.3
Days for delinquent loans to be charged off	60 days	60 days
Cash And Cash Equivalent Maturity Period	90 days	90 days
Mexico [Member]
Significant Accounting Policies [Line Items]
Allowance on carrying value of disposition		$ 0.5
Point Of Sale System [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets Useful Life		10 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Additional grace period (in days)		10 days
Term of pawn loans (in days)		30 days
Delinquent loans expiry period (in days)	1 day	1 day
Minimum [Member] | Software Development [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets Useful Life		2 years
Minimum [Member] | Goodwill And Other Intangible Assets [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets Useful Life		3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Additional grace period (in days)		60 days
Term of pawn loans (in days)		90 days
Delinquent loans expiry period (in days)	59 days	59 days
Maximum [Member] | Software Development [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets Useful Life		5 years
Maximum [Member] | Goodwill And Other Intangible Assets [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets Useful Life		10 years